Long-term interest bearing debt - Maturities of Outstanding Debt (Details) $ in Millions	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
December 31, 2018	$ 47.5
December 31, 2019	261.3
December 31, 2020	0.0
December 31, 2021	0.0
December 31, 2022	122.1
December 31, 2023	0.0
Total external and related party debt principal outstanding	$ 430.9